Concentrations (Tables)	9 Months Ended	12 Months Ended
	Jun. 30, 2022	Sep. 30, 2021
Risks and Uncertainties [Abstract]
Schedule of customer and supplier revenues
	Three Months Ended June 30,		Nine Months Ended June 30,
Customer	2022	2021	2022	2021
A – related party	93.2%	99.1%	93.7%	99.7%
	Three Months Ended June 30,		Nine Months Ended June 30,
Supplier	2022	2021	2022	2021
A – related party	87.1%	97.0%	85.5%	99.0%

	Years Ended September 30,
Customer	2021	2020
A – related party	99.5%	100%
	Years Ended September 30,
Supplier	2021	2020
A – related party	98.5%	100%